Trade and other payables (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Suppliers	$ 15,072,171	$ 13,704,819
Dividends payable	629,458	668,383
Withholding tax	1,341,174	2,099,847
Partner's advances	982,022	1,270,721
Insurance and reinsurance	279,945	274,739
Deposits received from third parties	184,837	180,065
Related parties (Note 31)	65,387	64,766
Hedging operations	1,471
Agreements in transport contracts	61,273	38,920
Various creditors	684,386	589,174
Total trade and other current payables	19,302,124	18,891,434
Non-current
Suppliers	992	8
Deposits received from third parties		3,673
Various creditors	13,819	23,599
Total trade and other non-current payables	$ 14,811	$ 27,280